Long-term debt - Schedule of Maturities on Senior Financing (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
2024	$ 14,108
2025	14,208
2026	10,060
2027	3,107
2028 and thereafter	3,582
Long-term debt	45,065
Capital lease obligations
Debt Instrument [Line Items]
2024	579
2025	405
2026	194
2027	182
2028 and thereafter	295
Long-term debt	1,655
Other bank financing
Debt Instrument [Line Items]
2024	133
2025	133
2026	133
2027	132
2028 and thereafter	0
Long-term debt	531
Term loan facilities
Debt Instrument [Line Items]
2024	13,396
2025	13,670
2026	9,733
2027	2,793
2028 and thereafter	3,287
Long-term debt	$ 42,879